Acquisitions - Purchase Price Allocation (Details) - Tove Knutsen $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Acquisitions
Purchase consideration	$ 21,898
Less: Fair value of net assets acquired:
Vessels and equipment	117,978
Cash	804
Inventories	136
Derivatives assets (liabilities)	(3,537)
Others current assets	270
Long-term debt	(93,139)
Deferred debt issuance	769
Trade accounts payable	(430)
Accrued expenses	(622)
Amounts due to related parties	(331)
Subtotal	$ 21,898